Europe 1.25x Strategy Fund Expense Example - Class A and Class C [Member] - Europe 1.25x Strategy Fund	Aug. 01, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 339
Expense Example, with Redemption, 3 Years	765
Expense Example, with Redemption, 5 Years	1,318
Expense Example, with Redemption, 10 Years	2,825
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	631
Expense Example, with Redemption, 3 Years	985
Expense Example, with Redemption, 5 Years	1,362
Expense Example, with Redemption, 10 Years	$ 2,419